Note 10 - Subsequent Events - 10Q (Details Textual)	1 Months Ended
Apr. 30, 2025 shares
Pre-Funded Warrants [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)	1,354,115